ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS
1.	ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Giant Interactive Group, Inc. (the “Company” or “Giant Interactive”), its subsidiaries, Shanghai Giant Network Technology Co., Ltd. (“Giant Network” or the “VIE”) and its subsidiaries, collectively referred to as the “Group”.

Giant Interactive was incorporated in the Cayman Islands on July 26, 2006 and became the holding company of the Group.

The Group is engaged in the development and operation of online games in the People’s Republic of China (the “PRC”). The Group primarily develops and operates online games through its subsidiary, Zhengtu Information, and its VIE subsidiary, Giant Network.

Details of the Company’s subsidiaries are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Investment holding
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	51.07%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game development and maintenance
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	January 4, 2010	PRC	100.00%	Online game research and development
Chengdu Jufan Network Technology Co., Ltd. (“Jufan Network”)	March 29, 2010	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game research and development
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development

Subsidiary	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Variable Interest Entity (the “VIE”)
Shanghai Giant Network Technology Co., Ltd. (“Giant Network”)	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Wuxi Giant Network Technology Co., Ltd. (“Wuxi Network”)	December 28, 2009	PRC	—	Online game research and development
Wuxi Tiema Network Technology Co., Ltd. (“Tiema Network”)	June 3, 2010	PRC	—	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	—	Online game research and development
Beijing Giant Glorious Mission Network Technology Co., Ltd. (“Beijing Giant”)	October 13, 2010	PRC	—	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	—	Online game research and development
Shanghai Haoji Network Technology Co., Ltd. (“Haoji Network”)	Acquired on November 24, 2010	PRC	—	Online game research and development
Wuxi Tiequan Network Technology Co., Ltd. (“Tiequan Network”)	May 23, 2011	PRC	—	Online game research and development

In September 2006, in contemplation of an initial public offering, the Group completed a reorganization (the “Reorganization”) which was necessary to comply with PRC law and regulations that restrict foreign ownership of a company that provides Internet content services, which includes operating online games.

As part of the Reorganization, Mr. Yuzhu Shi, his immediate family and the other eighteen individual shareholders of Giant Network through their respective BVI holding companies, established the Company and Eddia International. Mr. Yuzhu Shi and his immediate family, through their BVI holding companies, Union Sky Holding Co., Ltd. and Vogel Holding Group Limited, are the controlling shareholders of the Company since incorporation. Subsequently, on September 6, 2006, Eddia International established Zhengtu Information, a wholly-owned foreign enterprise, which entered into a series of agreements with Giant Network. Pursuant to these agreements, Giant Network transferred most of its employees and operating assets, including the rights to operate its online game, ZT Online, to Zhengtu Information, except for certain assets that an online game operator must own to be an Internet license holder. In return, Zhengtu Information exclusively provides certain technical and consulting services and software licenses to Giant Network in exchange for fees, which can be adjusted at the Company’s discretion, through its direct ownership interest in Zhengtu Information as well as provide financial support to Giant Network, as necessary. As a result of these agreements, the Company is considered the primary beneficiary of Giant Network through Zhengtu Information (see Note 2) and accordingly, Giant Network’s results of operation and financial condition are consolidated in the financial statements of the Group.

In January 2011, Zhengduo Information purchased 49% equity interest in Juyan Network that it previously owned 51% equity interest in, at a consideration of approximately RMB3,500,000 (US$556,000). As a result, the Company through Zhengduo Information owns 100% equity interest in Juyan Network.

On May, 2011, Wuxi Network and 7 individuals invested approximately RMB 300,000 (US$48,000) to establish Tiequan Network. The Company, through its VIE, Giant Network, owns 25.8% equity interest of Tiequan Network. (Giant Network owns 50.6% equity interest in Wuxi Network and Wuxi Network owns 51% equity interest of Wuxi Tiequan).

On August 15, 2011, Zhengduo Information, wholly owned by Giant HK, injected paid-in capital of approximately RMB 29,000,000 (US$4,608,000) to Zhengju Information, which was a wholly owned enterprise by Giant Network as of December 31, 2010. On September 14, 2011, Giant Network retrieved all of its investment of approximately RMB 1,000,000 (US$159,000), which resulted in Zhengju Information being a wholly owned subsidiary by Zhengduo Information.